Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR	1,207,845	$431,860
Banks — 9.3%
Kasikornbank PCL, NVDR	877,500	5,088,531
Kiatnakin Phatra Bank PCL, NVDR	302,773	604,830
Krung Thai Bank PCL, NVDR	5,166,900	4,419,907
SCB X PCL, NVDR	1,247,000	5,040,919
Thanachart Capital PCL, NVDR	372,800	631,349
Tisco Financial Group PCL, NVDR	290,000	955,466
TMBThanachart Bank PCL, NVDR(a)	35,777,000	2,148,014
		18,889,016
Beverages — 0.8%
Carabao Group PCL, NVDR(a)	506,600	713,910
Osotspa PCL, NVDR	1,728,400	851,073
		1,564,983
Chemicals — 1.2%
PTT Global Chemical PCL, NVDR(a)	3,298,907	2,045,187
TOA Paint Thailand PCL, NVDR	858,200	346,532
		2,391,719
Construction & Engineering — 0.3%
CH Karnchang PCL, NVDR	1,582,200	605,802
Construction Materials — 3.7%
Siam Cement PCL (The), NVDR(a)	1,159,500	6,733,834
Siam City Cement PCL, NVDR	85,400	374,513
Tipco Asphalt PCL, NVDR	890,500	384,794
		7,493,141
Consumer Finance — 2.9%
AEON Thana Sinsap Thailand PCL, NVDR	125,300	373,623
Bangkok Commercial Asset Management PCL, NVDR	2,536,100	603,639
JMT Network Services PCL, NVDR(a)	962,500	258,131
Krungthai Card PCL, NVDR	1,666,500	1,414,614
Muangthai Capital PCL, NVDR	1,083,900	1,124,018
Srisawad Corp. PCL, NVDR	1,192,402	938,830
TIDLOR Holdings PCL, NVDR	2,116,792	1,259,853
		5,972,708
Consumer Staples Distribution & Retail — 6.6%
Berli Jucker PCL, NVDR	1,450,800	688,214
CP ALL PCL, NVDR(a)	8,283,200	11,157,487
CP Axtra PCL, NVDR(a)	3,050,911	1,540,694
		13,386,395
Containers & Packaging — 0.4%
SCG Packaging PCL, NVDR	1,858,200	904,803
Diversified Telecommunication Services — 2.6%
True Corp. PCL, NVDR(a)	15,378,748	5,169,497
Electronic Equipment, Instruments & Components — 15.5%
Cal-Comp Electronics Thailand PCL, NVDR(a)	5,291,800	763,571
Delta Electronics Thailand PCL, NVDR(a)	4,668,608	29,396,228
Hana Microelectronics PCL, NVDR	880,400	451,159
KCE Electronics PCL, NVDR	1,261,600	819,137
		31,430,095
Food Products — 3.3%
Betagro PCL, NVDR	978,400	526,385
Charoen Pokphand Foods PCL, NVDR	5,589,700	3,530,575
I-TAIL Corp. PCL, NVDR	1,056,200	539,032
Thai Union Group PCL, NVDR	4,200,900	1,699,846
Thai Vegetable Oil PCL, NVDR	637,788	449,691
		6,745,529
Security	Shares	Value
Ground Transportation — 0.5%
BTS Group Holdings PCL, NVDR(b)	11,728,300	$942,668
Health Care Equipment & Supplies — 0.2%
Sri Trang Gloves Thailand PCL, NVDR	1,416,800	328,232
Health Care Providers & Services — 7.3%
Bangkok Chain Hospital PCL, NVDR(a)	1,617,925	500,814
Bangkok Dusit Medical Services PCL, NVDR	15,902,400	9,401,960
Bumrungrad Hospital PCL, NVDR	883,276	4,660,045
Chularat Hospital PCL, NVDR	6,985,200	334,581
		14,897,400
Hotels, Restaurants & Leisure — 2.5%
Asset World Corp. PCL, NVDR	11,462,000	685,835
Central Plaza Hotel PCL, NVDR(a)	851,900	809,859
Minor International PCL, NVDR(a)	5,008,110	3,431,458
MK Restaurants Group PCL, NVDR	346,100	231,127
		5,158,279
Independent Power and Renewable Electricity Producers — 6.9%
B Grimm Power PCL, NVDR	1,305,400	582,242
BCPG PCL, NVDR	1,904,850	424,415
Electricity Generating PCL, NVDR	343,800	1,208,778
Energy Absolute PCL, NVDR(a)(b)	7,664,200	644,787
Global Power Synergy PCL, NVDR	1,018,900	1,113,179
Gulf Development PCL, NVDR(a)(b)	6,675,588	8,470,951
Ratch Group PCL, NVDR	1,587,700	1,456,280
		13,900,632
Insurance — 0.7%
Bangkok Life Assurance PCL, NVDR	855,900	502,668
Thai Life Insurance PCL, NVDR	3,324,300	1,009,654
		1,512,322
Marine Transportation — 0.2%
Regional Container Lines PCL, NVDR	526,800	421,342
Media — 0.4%
Plan B Media PCL, NVDR	2,428,960	297,505
VGI PCL, NVDR	17,432,250	586,628
		884,133
Oil, Gas & Consumable Fuels — 13.2%
Bangchak Corp. PCL, NVDR(a)	1,265,900	984,095
Banpu PCL, NVDR	12,453,024	1,743,101
IRPC PCL, NVDR(a)	16,076,300	495,546
PTT Exploration & Production PCL, NVDR(a)	2,065,484	6,838,935
PTT PCL, NVDR(a)	14,929,700	14,272,547
Star Petroleum Refining PCL, NVDR	2,486,400	455,862
Thai Oil PCL, NVDR(a)	1,797,700	1,958,462
		26,748,548
Passenger Airlines — 0.2%
Bangkok Airways PCL, NVDR	888,100	398,531
Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	500,300	489,448
Real Estate Management & Development — 5.6%
Amata Corp. PCL, NVDR	1,145,500	595,231
AP Thailand PCL, NVDR	3,359,286	898,589
Central Pattana PCL, NVDR	2,990,800	4,987,611
Land & Houses PCL, NVDR	11,879,700	1,293,089
MBK PCL, NVDR	1,261,300	674,586
Sansiri PCL, NVDR(a)	20,919,837	916,954
Supalai PCL, NVDR	1,667,500	875,314
WHA Corp. PCL, NVDR	11,985,740	1,209,821
		11,451,195

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Thailand ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 1.7%
Com7 PCL, NVDR	1,747,000	$1,191,929
Home Product Center PCL, NVDR(a)	8,658,373	1,726,621
Siam Global House PCL, NVDR(a)	2,655,381	542,060
		3,460,610
Transportation Infrastructure — 5.1%
Airports of Thailand PCL, NVDR(a)	6,380,700	8,645,506
Bangkok Expressway & Metro PCL, NVDR(a)	9,762,353	1,685,547
		10,331,053
Water Utilities — 0.3%
TTW PCL, NVDR	1,994,166	557,462
Wireless Telecommunication Services — 7.9%
Advanced Info Service PCL, NVDR	1,680,519	16,062,711
Total Long-Term Investments — 99.7% (Cost: $280,663,024)		202,530,114
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	13,227,950	13,234,564
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(c)(d)	110,000	$110,000
Total Short-Term Securities — 6.6% (Cost: $13,335,873)		13,344,564
Total Investments — 106.3% (Cost: $293,998,897)		215,874,678
Liabilities in Excess of Other Assets — (6.3)%		(12,876,057)
Net Assets — 100.0%		$202,998,621

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,190,217	$3,044,638 (a)	$—	$(291)	$—	$13,234,564	13,227,950	$170,503 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	190,000	—	(80,000)(a)	—	—	110,000	110,000	3,769	—
				$(291)	$—	$13,344,564		$174,272	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	4	12/19/25	$276	$3,028
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Thailand ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,255,091	$199,275,023	$—	$202,530,114
Short-Term Securities
Money Market Funds	13,344,564	—	—	13,344,564
	$16,599,655	$199,275,023	$—	$215,874,678
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,028	$—	$—	$3,028

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVDR	Non-Voting Depositary Receipt